NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Net loss attributable to common shareholders					$ (287,763)	$ (4,148,947)
Weighted average common shares outstanding - Basic and diluted					219,614,098	165,747,163
Net loss per share - Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.03)